Convertible Preferred Shares (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Days shares	Dec. 31, 2025 USD ($) Days shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)
Convertible Preferred Shares [Line Items]
Number of investors subscribe value (in Dollars) | ¥	¥ 230,544,640
Percentage of volume weighted average price	150.00%	150.00%
Consecutive trading days | Days	5	5
Number of initial conversion ratio per share issue price (in Dollars per share) | $ / shares			$ 2.05
Subscription price per share (in Dollars per share) | $ / shares			$ 2.05
Series Seed Preferred Shares [Member] | Investor [Member]
Convertible Preferred Shares [Line Items]
Number of investors subscribe shares (in Shares) | shares	16,000,000	16,000,000
Number of investors subscribe value (in Dollars) | $		$ 230,500,000
Class A Ordinary Shares [Member]
Convertible Preferred Shares [Line Items]
Percentage of volume weighted average price	200.00%	200.00%
Consecutive trading days	10	10
Amount of average daily trading volume (in Dollars) | $		$ 5,000,000
Convertible Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Dividend rate per annum	4.50%	4.50%
Preferred stock value (in Yuan Renminbi)	¥ 230,544,640		$ 32,967,445
Preferred shares, issued (in Shares) | shares	16,000,000		16,000,000
Convertible Preferred Stock [Member] | RMB [Member]
Convertible Preferred Shares [Line Items]
Preferred stock value (in Yuan Renminbi) | ¥	¥ 230,544,640